Schedule of provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfProvisionsLineItems [Line Items]
Balance as of beginning of period	R$ 1,522,896
Recognition (reversal) of provision	2,468,667
Provisions used	(507,158)
Changing of assumptions	(32,562)
Plan experience	(8,962)
Adjustment to present value	65,818
Exchange rate variation	78,623
Balance as of end of period	3,587,322
Current	477,324	R$ 169,381
Non-current	3,109,998	1,353,515
Total	3,587,322	1,522,896
Provisions Post Employment Benefit [Member]
DisclosureOfProvisionsLineItems [Line Items]
Balance as of beginning of period	99,549
Recognition (reversal) of provision	9,581
Provisions used	(9)
Changing of assumptions	(32,562)
Plan experience	(8,962)
Adjustment to present value	7,842
Exchange rate variation
Balance as of end of period	75,439
Current
Non-current	75,439	99,549
Total	75,439	99,549
Provision For Aircraft And Engine Return [Member]
DisclosureOfProvisionsLineItems [Line Items]
Balance as of beginning of period	1,030,915
Recognition (reversal) of provision	1,799,280
Provisions used	(288,531)
Changing of assumptions
Plan experience
Adjustment to present value	57,976
Exchange rate variation	80,193
Balance as of end of period	2,679,833
Current	477,324	169,381
Non-current	2,202,509	861,534
Total	2,679,833	1,030,915
Legal proceedings provision [member]
DisclosureOfProvisionsLineItems [Line Items]
Balance as of beginning of period	392,432
Recognition (reversal) of provision	659,806
Provisions used	(218,618)
Changing of assumptions
Plan experience
Adjustment to present value
Exchange rate variation	(1,570)
Balance as of end of period	832,050
Current
Non-current	832,050	392,432
Total	R$ 832,050	R$ 392,432